Insurance Contracts - Summary of Sensitivity analysis of insurance risk (Parenthetical) (Details)	Dec. 31, 2023	Dec. 31, 2022
Loss ratio
Various Types of Insurance [Line Items]
Increase	10.00%	10.00%
Decrease	10.00%	10.00%
Lapse ratio
Various Types of Insurance [Line Items]
Increase	10.00%	10.00%
Decrease	10.00%	10.00%
Expense ratio
Various Types of Insurance [Line Items]
Increase	10.00%	10.00%
Decrease	10.00%	10.00%